GIT Tax-Free Trust
Arizona Portfolio
Maryland Portfolio
Missouri Portfolio
Virginia Portfolio
National Portfolio
Money Market Portfolio

Annual Report
September 30, 1996/Audited

GIT
GIT Investment Funds

Management's Discussion of Fund Performance
November 15, 1996

Dear Shareholder:

The one-year period covered by this report was a relatively quiet one for the bond markets. The 30-year U.S. Treasury bond, considered an indicator of investors' level of concern with inflation, started the period with a yield of 6.5% on September 29, 1995 and ended at 6.91% one year later, having moved only between 7.19% and 5.95% in the interim.

Despite this stability, fund managers, investors and government officials were no less obsessed with economic data than they had been in previous years. The Federal Reserve Board lowered interest rates in December and January in response to a sluggish economy. The economy began to work up a head of steam late in the last quarter, and second quarter growth in Gross Domestic Product was clocked at 4.7%. The third quarter proved tamer, and the Fed determined that the threat of inflation was not sufficient to warrant a rate increase.

Our response to this stable environment was to make only minimal changes in our Tax-Free Trust portfolios. We continue to purchase high-quality bonds, and average maturities of the long-term portfolios (all except the Tax-Free Money Market Portfolio) have decreased slightly to between 16 and 18 years, to take advantage of higher yields available at that point on the yield curve. In addition to monitoring interest rate trends and credit quality, we are keeping a close eye on tax-reform proposals which could have an impact on the municipal bond markets.

National Portfolio
Data shows that the domestic economy is growing at a moderate pace with inflation in check. The plains and mountain states continue to outpace the nation, but there are signs of a slowing of momentum. The economies of Texas and other south central states continue to flourish, and growth seems to be accelerating in the Northeast. In keeping with our conservative investment policy for all the GIT Tax-Free Trust portfolios, holdings in the National Portfolio maintained an average rating of AA, and the fund's total return for the year was 5.17%.

Arizona Portfolio
Most of this portfolio's holdings are in the central Arizona corridor, which includes Flagstaff, Phoenix and Tucson, an area which continues to support a well-diversified service economy. The Arizona Portfolio has an average credit rating of AA and a total return of 4.85% for the fiscal year. The State of Arizona has no general obligation debt.

Missouri Portfolio
Missouri has a broad-based and diversified economy that is service-sector dominated. Despite reductions in defense spending, employment growth has been steady and unemployment low. Missouri has a long record of responsible and conservative financial operations, as reflected by the AA rating of its general obligation debt. The Missouri Portfolio has an average credit rating of AA and a total return of 5.24% for the fiscal year.

Maryland Portfolio
The state of Maryland has a diverse and balanced economic base, with a lower-than-average dependence on manufacturing. The two shutdowns of the federal government at the end of 1995 thwarted employment growth, and the state was also hurt by declines in manufacturing and retailing. Credit trends throughout the state are stable, and the State of Maryland's general obligation debt is rated AAA. The portfolio's average credit rating is AA, and its total return for the period was 3.96%.

Virginia Portfolio
The Commonwealth of Virginia has a broad and diverse economy. Although the government shutdowns also hurt employment growth here as well, Virginia's economic growth is expected to exceed that of the nation as a whole. Conservative fiscal operations in most Virginia municipalities have maintained low debt ratios, and the state's general obligation bonds carry AAA rating. The average credit rating for our portfolio is AA, and the total return was 5.5% for the fiscal year.

Money Market Portfolio
The portfolio continues to provide a high degree of liquidity and safety. As of September 30, 1996, the fund's seven-day yield was 2.87%, which is equivalent to a taxable yield of 4.49% for an investor in the highest federal tax bracket. We continue to work to lower further the Fund's overall expenses in an effort to increase realized yields.

We appreciate your confidence in GIT Investment Funds and reaffirm our commitment to provide you with competitive returns to meet your investment objectives.

Sincerely,

(signature)

Christopher C. Berberet
Vice President
Comparison of Changes in the Value of a $10,000 Investment and the Lehman Municipal Bond Index

Depicted herein is a graphic presentation consisting of five charts comparing the values of a $10,000 investment made to each of the portfolios against the Lehman Municipal Bond Index. Through the use of line graphs, the following information is presented:

Value (as of Sept. 30, 1996) of a $10,000 investment made on:

Sept. 30, 1985 in the National Portfolio: $18,075 compared to
$21,368 from the index. Average annual total return: 1 year -
5.17 percent; 5 years - 5.90 percent; 10 years - 6.10 percent.

October 31, 1989 in the Arizona Portfolio: $15,240 compared to
$17,106 from the index. Average annual total return: 1 year - 4.85 percent; 5 years - 5.77 percent; since inception Oct.13, 1989 - 6.15 percent.

February 28, 1993 in the Maryland Portfolio: $11,317 compared to
$12,151 from the index. Average annual total return: 1 year - 3.96 percent; since inception February 10, 1993 - 3.68 percent.

October 31, 1989 in the Missouri Portfolio: $15,097 compared to $17,106 from the index. Average annual total return: 1 year - 5.24 percent;
five years 5.68 percent; since inception October 12, 1989 - 6.00 percent.

October 31, 1987 in the Virginia Portfolio: $18,356 compared to $21,184 from the index. Average annual total retrun: 1 year - 5.50 percent;
5 years - 6.03 percent; since inception October 13, 1987 - 7.70 percent.


Past performance is not predictive of future performance.

Figures as of September 30, unless otherwise noted.

Report of Ernst & Young LLP
Independent Auditors
To the Board of Trustees and Shareholders of GIT Tax-Free Trust:
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the GIT Tax-Free Trust (comprising, respectively, the Arizona, Maryland, Missouri, Virginia, National and Money Market Portfolios) as of September 30, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the GIT Tax-Free Trust at September 30, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented therein, in conformity with generally accepted accounting principles.

Ernst & Young LLP
(signature)
Washington, DC
November 7, 1996

Arizona Portfolio
Portfolio of Investments - September 30, 1996

Credit Rating*                           Principal
Moodys S&P                               Amount       Value

LONG-TERM MUNICIPAL BONDS: 97.2% of Net Assets

AIRPORT: 10.2%
Aa    AA+   Phoenix Civic Improvement Corporation,
            Airport Revenue, 6%, 7/1/07  $400,000    $422,000
Aaa   AAA   Tucson Airport Authority, Airport Revenue
            (MBIA Insured), 5.7%, 6/1/13  500,000     501,250

EDUCATION: 4.7%
A     nr    Arizona Educational Loan Marketing Corporation,
            Student Loan Revenue
           (AMT), 7%, 3/1/03              400,000     426,500

ELECTRIC: 5.6%
Aa   AA    Salt River Project Agricultural Improvements
           and Power District, Electric Revenue,
           6%, 1/1/16                     500,000     506,875

GENERAL OBLIGATION: 27.9%
Aaa  AAA   Chandler (FGIC Insured), 7%,
           7/1/12                         300,000     329,625
Aaa  AAA   Maricopa County School District (FGIC Insured),
           6.25%, 7/1/11                  500,000     539,374
Aaa  AAA   Maricopa County School District (FGIC Insured),
           6.7%, 7/1/11                   300,000     325,500
Aaa  AAA   Navajo County School District, (FSA Insured),
           6%, 7/1/09                     500,000     513,750
Aa1  AA+   Phoenix, 5.3%, 7/1/06          100,000     101,500
#Aaa AA+   Scottsdale, 6.9%, 7/1/07       100,000     110,000
Aa1  AA+   Scottsdale, 5.5%, 7/1/09       200,000     203,250
Aa   AA    Tucson, 5.6%, 7/1/16           400,000     402,000

HOSPITAL: 5.2%
Aaa  AAA   Arizona Health Facilities Authority, Hospital Revenue
           (Samaritan Health Services) (MBIA Insured),
           6.25%, 12/1/06                 250,000     264,063
Aaa  AAA   Arizona Health Facilities Authority, Hospital Revenue
           (Phoenix Baptist Hospital) (MBIA Insured),
           6.25%, 9/1/11                  200,000     210,750

HOUSING: 11.3%
nr  AAA   Phoenix Industrial Development Authority, Mortgage Revenue
          (Chris Ridge) (FHA), 6.75%,
          11/1/12                         500,000     518,125
nr  AAA   Pima County Industrial Development Authority, Single-Family
          Mortgage Revenue (GNMA Collateralized) (AMT),
          6.2%, 5/1/27                    500,000     503,125

INDUSTRIAL DEVELOPMENT: 3.6%
nr  AA+   Mojave County Industrial Development Authority, Industrial
          Development Revenue (Citizens Utilities),
          7.05%, 8/1/20                   300,000     325,875

LEASING: 3.5%
Aaa AAA   Scottsdale Municipal Property Corporation, Lease Revenue (FGIC
          Insured), 6.25%, 11/1/14        300,000     312,375

TRANSPORTATION: 15.7%
Aa  AA    Arizona State Transportation Board, Highway Revenue, 6%,
          7/1/08                          400,000     430,000
Aaa AAA   Flagstaff, Street and Highway User Revenue (FGIC Insured),
          5.9%, 7/1/10                    500,000     518,750
Baa1 A    Puerto Rico Commonwealth Highway and Transportation Authority,
          Highway Revenue, 6.375%, 7/1/08 450,000     478,125

WATER AND SEWER: 9.6%
Aaa AAA   Arizona State Wastewater Management Authority, Revenue (AMBAC
          Insured), 5.95%, 7/1/12         200,000     203,750
Aaa AAA   Chandler, Water and Sewer Revenue (FGIC Insured),
          6.75%, 7/1/06                   250,000     269,375
Aa  AA-   Phoenix Civic Improvement Corporation, Water Revenue, 5.6%,
          7/1/18                          400,000     398,000

TOTAL INVESTMENTS (Cost $8,485,874)=               $8,813,937

See Notes to Portfolios of Investments.

Maryland Portfolio
Portfolio of Investments - September 30, 1996

Credit Rating*                           Principal
Moodys S&P                               Amount       Value

LONG-TERM MUNICIPAL BONDS: 96.4% of Net Assets

EDUCATION: 10.1%
Aa    AA-  Maryland State Health and Higher Educational Facilities
           Authority, University Revenue (Johns Hopkins University),
           7.5%, 7/1/20                  $100,000    $106,500
Aaa   AAA  Saint Mary's College, University Revenue (MBIA
           Insured), 5.55%, 9/1/23        100,000     100,250

ELECTRIC: 5.0%
Baa1  BBB+ Puerto Rico Electric Power Authority, Power Revenue, 6%,
           7/1/14                         100,000     101,125

GENERAL OBLIGATION: 20.3%
Aa    AA+  Anne Arundel County (AMT), 5.5%,
           9/1/16                         100,000      98,875
Aaa   AAA  Baltimore (AMBAC Insured), 6%,
           10/15/04                       100,000     107,125
#Aaa  AAA  Harford County, 5.75%, 9/1/08   25,000      26,719
Aa    AA-  Harford County, 5.75%, 9/1/08   25,000      25,656
Aaa   AA+  Howard County, 6%, 5/15/13     150,000     155,250

HOSPITAL: 4.8%
Baa   nr   Prince George's County Hospital, Hospital Revenue (Greater
           Southeast Healthcare System), 6.2%,
           1/1/08                         100,000      99,000

HOUSING: 4.9%
Aa    nr   Maryland State Community Development Administration, Single-
           Family Housing Revenue (AMT), 6.2%,
           4/1/17                         100,000     100,500

LEASING: 11.6%
Aa   AA-   Maryland State Stadium Authority, Sports Facilities Lease
           Revenue (AMT), 7.5%, 12/15/10  125,000     136,719
nr   AA    Montgomery County, Lease Revenue (Human Services Headquarters
           Project), 5.6%, 8/1/14         100,000      99,750

POLLUTION CONTROL: 11.4%
A2   A     Anne Arundel County, Pollution Control Revenue (Baltimore Gas
           and Electric Company), 6%,
           4/1/24                         100,000     101,375
A1   A     Prince George's County, Pollution Control Revenue (Potomac
           Electric), 6.375%, 1/15/23     125,000     131,875

PUBLIC FACILITIES: 12.6%
Aaa AAA    Baltimore, Convention Center Revenue (FGIC Insured), 6.1%,
           9/1/14                         150,000     154,312
Aa  AA-    Howard County, Recreational Revenue, 5.95%,
           2/15/10                        100,000     103,375

TRANSPORTATION: 10.8%
Aa3  AA-   Baltimore, Port Facilities Revenue (Consolidated Coal Sales),
           6.5%, 10/1/11                  100,000     108,000
#Aaa AAA   Maryland State Transportation Authority, Transportation
           Revenue, 6.8%, 7/1/16          100,000     111,625

WASTE: 4.9%
A    nr    Northeast Waste Disposal Authority, Waste Revenue (Montgomery
           County) (AMT),6.3%, 7/1/16     100,000     100,750

TOTAL INVESTMENTS (Cost $1,930,259)=               $1,968,781
See Notes to Portfolios of Investments.

Missouri Portfolio
Portfolio of Investments - September 30, 1996

Credit Rating*                           Principal
Moodys S&P                               Amount       Value

LONG-TERM MUNICIPAL BONDS: 93.9% of Net Assets

AIRPORT: 4.5%
Aaa   AAA  St. Louis, Airport Revenue, Lambert-St. Louis International
           (FGIC Insured) (AMT), 6.125%,
           7/1/12                        $500,000    $516,250

EDUCATION: 5.7%
A     nr   Missouri Higher Education Loan Authority, Student Loan
           Revenue (AMT), 5.9%, 2/15/08   500,000     488,125
Aaa   AAA  Missouri State Health and Educational Facilities Authority,
           University Revenue (St. Louis University) (AMBAC Insured),
           6.5%, 8/1/16                   150,000     161,625

ELECTRIC: 9.8%
nr   AAA   Puerto Rico Electric Power Authority, Power Revenue, 8%,
           7/1/08                         175,000     189,875
Aaa  AAA   Sikeston, Electric Revenue (MBIA Insured), 6%,
           6/1/14                         400,000     424,000
nr   A     University Development Foundation, Lease Revenue (Missouri
           Power), 5.75%, 5/1/13          500,000     501,250

GENERAL OBLIGATION: 32.7%
Aa   nr    Clayton School District, 5.65%,
           2/1/14                         500,000     500,625
Aaa  AAA   Farmington School District (FSA Insured), 6.35%,
           3/1/12                         400,000     414,500
Aa   nr    Jefferson City School District, 6.7%,
           3/1/11                         200,000     225,250
Aaa  AAA   Missouri State, Correctional Facilities Improvements, 5.5%,
           4/1/20                         500,000     496,250
Aaa  AAA   Missouri State (Fourth State Building), 5.75%,
           8/1/19                         400,000     405,500
Aaa  AAA   St. Charles County, Francis Howell School District (FGIC
           Insured), 6.5%, 3/1/05         250,000     270,312
Aa1  nr    St. Louis County, 6.3%, 2/1/11 400,000     418,000
Aa   nr    St. Louis County School District, 5.5%,
           2/15/12                        500,000     498,125
Aa   nr    St. Louis County School District, 5.5%,
           2/15/13                        500,000     498,125

HOSPITAL: 12.9%
Aaa  AAA   Missouri State Health and Educational Facilities Authority,
           Health Facilities Revenue (SSM Health Care) (MBIA Insured),
           6.25%, 6/1/16                  250,000     260,625
Aaa  AAA   Missouri State Health and Educational Facilities Authority,
           Health Facilities Revenue (Heartland Health System) (AMBAC Insured),
           6.35%, 11/15/17                500,000     525,625
nr   nr    Missouri State Health and Educational Facilities Authority, Health
           Facilities Revenue, 7.625%, 7/1/18 95,000  105,450
nr   nr    Missouri State Health and Educational Facilities Authority,
Health Facilities Revenue, 7.625%, 7/1/18  45,000      55,688
Aaa  AAA   Missouri State Health and Educational Facilities Authority,
           Health Facilities Revenue (Health Midwest) (MBIA Insured),
           6.25%, 2/15/22                 500,000     518,750

HOUSING: 6.8%
nr   AAA   Missouri State Housing Development Commission, Single-Family
           Mortgage Revenue (GNMA Collaterized) (FHA) (AMT), 7.75%,
           6/1/22                          75,000      79,125
nr   AAA   Missouri State Housing Development Commission, Single-Family
           Mortgage Revenue (GNMA Collaterized) (FHA) (AMT), 7.375%,
           8/1/23                         190,000     201,875
nr   AAA   St. Louis County, Mortgage Revenue (Certificates of Receipt)
          (AMT), 5.65%, 2/1/20            500,000     490,625

LEASING: 9.5%
#Aaa AAA Kansas City Municipal Assistance Corporation, Lease Revenue (H. Roe Bartle) (AMBAC Insured), 6%,
           4/15/20                        500,000     529,375
Aa   AA    Missouri State Board of Public Buildings, Lease Revenue
           (State Office Building), 6.4%,
            12/1/08                       300,000     318,750
A1   A+    Missouri State Regional Convention and Sports Complex
           Authority, 5.5%, 8/15/13       250,000     238,438

WASTE: 1.9%
A1   AA-   St. Louis Industrial Development Authority, Pollution Control
           Revenue (Anheuser Busch Company), 6.65%,
           5/1/16                         200,000     220,500

WATER: 9.9%
A1   AA    Columbia, Water Revenue, 6.125%,
           10/1/12                        400,000     414,500
Aa   AA    Kansas City, Water Revenue, 5%,
           12/1/05                        400,000     399,000
Aaa  AAA   Liberty, Water Revenue (MBIA Insured),
           6.3%, 10/1/12                  300,000     315,750

TOTAL LONG-TERM MUNICIPAL BONDS (Cost $10,377,027)=10,681,888

SHORT-TERM MUNICIPAL BONDS: 3.5% of Net Assets

HOSPITAL: 3.5%
nr   A-1+  Missouri State Health and Educational Facilities Authority,
           Hospital Revenue (St. Francis Medical Center) (LOC - Credit
           Local de France), 4%, 6/1/26^  400,000     400,000

TOTAL SHORT-TERM MUNICIPAL BONDS (Cost $400,000)=     400,000

TOTAL INVESTMENTS (Cost $10,777,027)=             $11,081,888

Virginia Portfolio
Portfolio of Investments - September 30, 1996

Credit Rating*                           Principal
Moodys S&P                               Amount       Value

LONG-TERM MUNICIPAL BONDS: 96.3% of Net Assets

AIRPORT: 4.7%
Aaa    AAA  Capital Regional Airport Commission, Airport Revenue (AMBAC
            Insured), 5.625%, 7/1/15      $500,000   $496,875
Aaa    AAA  Metropolitan Washington D.C. Airports Authority, Airport
            Revenue (MBIA Insured) (AMT), 6.625%,
            10/1/12                        500,000    536,250
Aaa    AAA  Metropolitan Washington D.C. Airports Authority, Airport
            Revenue (FGIC Insured) (AMT), 7%,
            10/1/18                        500,000    541,250

EDUCATION: 13.7%
A1     nr   Loudoun County Industrial Development Authority, Facilities
            Revenue (George Washington University), 6.25%,
            5/15/22                        500,000    509,375
nr    BBB-  Virginia College Building Authority, Facilities Revenue
            (Marymount University), 7%,
            7/1/22                         350,000    370,563
Aa    AA    Virginia College Building Authority, Facilities Revenue
            (Washington and Lee University), 6.4%,
            1/1/12                         500,000    525,000
Aa    AA    Virginia College Building Authority, Facilities Revenue
            (Washington and Lee University),
            5.75%, 1/1/14                  555,000    556,387
Aa    AA    Virginia State Public School Authority, Revenue, 6.25%,
            8/1/10                         500,000    526,250
Aa    AA    Virginia State Public School Authority, Revenue, 6.2%,
            8/1/13                         500,000    528,125
Aa    AA    Virginia State Public School Authority, Revenue, 6.5%,
            8/1/15                         500,000    539,375
Aa    AA    Virginia State Public School Authority, Special Obligation
            (York County), 5.9%, 7/15/13   500,000    513,125
A1    AA-   Virginia State Universities, University Revenue (Virginia
            Commonwealth University), 5.75%,
            5/1/15                         500,000    505,000

ELECTRICAL: 3.0%
Aaa   AAA   Halifax County Industrial Development Authority, Power
            Revenue (Old Dominion Electric) (MBIA Insured) (AMT), 6%,
            12/1/22                      1,000,000  1,016,250

WATER: 9.1%
Aa    AA-   Fairfax County Water Authority, Water Revenue, 6%,
            4/1/22                       1,500,000  1,528,125
Aaa   AAA   Frederick-Winchester Service Authority, Sewer Revenue (AMBAC
            Insured), 5.75%, 10/1/15     1,000,000  1,007,500
Aaa   AAA   Norfolk, Water Revenue (MBIA Insured), 5.75%,
            11/1/12                        500,000    506,250

TOTAL LONG-TERM MUNICIPAL BONDS (Cost $31,101,020)=32,104,575

SHORT-TERM MUNICIPAL BONDS: 1.8% of Net Assets

AIRPORT: 0.9%
VMIG1 A-1+  Capital Regional Airport Commission, Airport Revenue (AMBAC
            Insured) (LOC - Credit Local de France), 3.65%,
            7/1/25 ^                      300,000    300,000

INDUSTRIAL DEVELOPMENT: 0.9%
VMIG1 nr Henrico County Industrial Development Authority, Hospital Revenue (Hermitage Project) (LOC - Nationsbank of Virginia),
            4.1%, 5/1/24 ^                300,000    300,000

TOTAL SHORT-TERM MUNICIPAL BONDS (Cost $600,000)=    600,000

TOTAL INVESTMENTS (Cost $31,701,020)=            $32,704,575
See notes to portfolio of investments.
National Portfolio
Portfolio of Investments - September 30, 1996

Credit Rating*                           Principal
Moodys S&P                               Amount       Value

LONG-TERM MUNICIPAL BONDS: 96.2% of Net Assets

ARIZONA: 3.7%
Aa     AA  Arizona State Transportation Board, Highway Revenue, 6%,
           7/1/08                        $1,000,000  $1,075,000

DISTRICT OF COLUMBIA: 3.7%
Aaa   AAA  Metropolitan Washington D.C. Airports Authority, Airport
           Revenue (MBIA Insured) (AMT), 6.625%,
           10/1/19                        1,000,000   1,070,000

HAWAII: 5.6%
Aaa   AAA  Hawaii, Airport Revenue (FGIC Insured) (AMT), 7%,
           7/1/20                         1,500,000   1,638,750

ILLINOIS: 4.6%
Aaa   AAA  Illinois State, General Obligation (FGIC Insured), 5.375%,
           9/1/07                         1,000,000   1,007,500
Aaa   AAA  Regional Transportation Authority, Transit Revenue (AMBAC
           Insured), 7.2%, 11/1/20          300,000     352,500

IOWA: 3.7%
Aaa   AAA  Mason City, Hospital Revenue (Sisters of Mercy) (FSA
           Insured), 7%, 8/15/14          1,000,000   1,090,000

KANSAS: 1.8%
Aa    AA   Kansas State Department of Transportation, Highway Revenue,
           6.125%, 9/1/09                   500,000     536,250

LOUISIANA: 5.4%
Aaa   AAA  Louisiana, General Obligation (MBIA Insured), 6%,
           5/15/15                          500,000     514,375
Aaa   AAA  Louisiana State Energy and Power Authority, Power Revenue
           (Rodemacher Unit Number Two) (FGIC Insured), 6.75%,
           1/1/08                         1,000,000   1,067,500

MAINE: 1.8%
Aaa   AAA  Maine State Turnpike Authority, Highway Revenue (MBIA
           Insured), 6%, 7/1/18             500,000     513,750

MASSACHUSETTS: 9.2%
A1    A+   Massachusetts Bay Transportation Authority, Transit Revenue,
           7%, 3/1/14                     1,000,000   1,160,000
Aaa   AAA  Massachusetts State, General Obligation (MBIA Insured),
           5.25%, 9/1/07                  1,000,000     998,750
Aa    AA-  Massachusetts, State Water Pollution Abatement, 6.25%,
           2/1/11                           500,000     522,500

MICHIGAN: 2.2%
nr   AA+   Michigan State Housing Development Authority, Housing
           Revenue (AMT), 7.75%, 12/1/19    640,000     656,000

MINNESOTA: 1.7%
Aa   AA+   Minnesota State Housing Finance Agency, Housing Revenue
           (Single-Family Mortgage) (AMT),
           6.25%, 7/1/26                    500,000     500,625

MISSISSIPPI: 4.4%
Aaa  AAA  Harrison County Wastewater Management District, Sewer Revenue
          (Wastewater Treatment Facilities) (FGIC Insured), 8.5%,
           2/1/13                           500,000     668,750
Aaa  AAA  Harrison County Wastewater Management District, Sewer Revenue
          (Wastewater Treatment Facilities) (FGIC Insured), 7.75%,
          2/1/14                            500,000     626,875

NEVADA: 3.7%
Aa   AA   Nevada State, General Obligation, 5.7%,
          5/15/10                           200,000     201,500
Aa   AA   Nevada State, General Obligation, 6.05%,
          5/15/16                           350,000     360,500
Aaa  AAA  Washoe County, Gas and Water Facilities Revenue (AMBAC
          Insured), 6.3%, 12/1/14           500,000     521,250

NEW YORK: 1.6%
Baa1 BBB+ New York, General Obligation, 6%,
          2/15/15                           500,000     482,500

PENNSYLVANIA: 9.3%
Aaa  AAA  Lehigh County, Hospital Revenue (Lehigh Valley Hospital) (MBIA
          Insured), 7%, 7/1/16            1,000,000   1,150,000
Aaa  AAA  Pennsylvania State Higher Educational Facilities Authority,
          University Revenue (Duquesne University) (MBIA Insured),
          6.75%, 4/1/20                     500,000     532,500
Aaa  AAA  Pennsylvania State Industrial Development Authority, Economic
          Development Revenue (AMBAC Insured), 6%,
          1/1/12                          1,000,000   1,028,750

RHODE ISLAND: 1.8%
Aa1  AA   Rhode Island State Health and Higher Educational Facilities,
          University Revenue (Brown University), 6.75%,
          9/1/16                            500,000     521,875

SOUTH CAROLINA: 3.8%
Aaa  AAA  Piedmont Municipal Power Agency, Electric Revenue (FGIC
          Insured), 6.5%, 1/1/16          1,000,000   1,105,000

TEXAS: 14.1%
Aaa  AAA  Conroe Independent School District, General Obligation (PSFG
          Insured), 6.4%, 8/1/10            475,000     498,750
Aa    AA  Harris County, General Obligation, 6.5%,
          8/15/15                         1,000,000   1,085,000
Aaa  AAA  Lower Colorado River Authority, Electric Revenue (FSA
          Insured), 6%, 1/1/16              250,000     258,125
Aaa  AAA  Texas Public Building Authority, Building Revenue (MBIA
          Insured), 7.125%, 8/1/11        1,000,000   1,152,500
Aaa  AAA  United Independent School District, General Obligation (PSFG
          Insured), 7%, 8/15/05           1,000,000   1,141,250

VIRGINIA: 5.1%
nr   A-   Prince William County Park Authority, Revenue, 6.875%,
          10/15/16                          500,000     533,125
#AAA AA   Richmond, General Obligation, 6.25%,
          1/15/21                           500,000     540,000
Aa   AA+  Virginia State Housing Development Authority, Multifamily
          Housing Revenue, 6.65%, 11/1/13   400,000     419,000

WASHINGTON: 7.3%
A1   AA-  Port Seattle, Revenue (AMBAC Insured) (AMT), 7.6%,
          12/1/09                           500,000     557,500
A1   A+   Snohomish County Public Utility District, Electric Revenue,
          7%, 1/1/16                      1,000,000   1,060,000
Aa   AA   Washington, General Obligation, 6%,
          9/1/20                            500,000     510,625

WYOMING: 1.8%
Aaa  AAA  Wyoming Municipal Power Agency Authority, Electric Revenue
          (MBIA Insured), 6.125%, 1/1/16    500,000     516,250

TOTAL LONG-TERM MUNICIPAL BONDS (Cost $27,366,882)= 28,175,125

SHORT-TERM MUNICIPAL BONDS: 3.8% of Net Assets

FLORIDA: 1.7%
nr   A-1+ Volusia County Health Facilities Authority, Nursing Home
          Revenue (Alliance Community) (LOC - Rabobank Nederland), 4%,
          9/1/20 ^                          500,000     500,000

MISSOURI: 2.0%
VMIG 1 A-1 Kansas City Industrial Development Authority, Hospital
           Revenue (Research Health Services Systems) (MBIA Insured),
           3.85%, 10/15/14 ^                100,000     100,000
nr   A-1+ Missouri State Health and Educational Facilities Authority,
          Hospital Revenue (St. Francis Medical Center) (LOC - Credit
          Local de France), 4%, 6/1/26 ^    500,000     500,000

TOTAL SHORT-TERM MUNICIPAL BONDS (Cost $1,100,000)=   1,100,000

 TOTAL INVESTMENTS (Cost $28,466,882)=              $29,275,125
See Note to Portfolio of Investments.

Money Market Portfolio
Portfolio of Investments - September 30, 1996

Credit Rating*                           Principal
Moodys S&P                               Amount       Value

SHORT-TERM MUNICIPAL SECURITIES: 96.7% of Net Assets

FLORIDA: 5.3%
VMIG1  nr  Atlantic Beach, Hospital Revenue (Fleet Landing) (LOC -
           Barnett Bank), 4.1%, 10/1/24 ^$200,000    $200,000
nr    A-1+ Volusia County Health Facilities Authority, Nursing Home
           Revenue (Alliance Community) (LOC - Rabobank Nederland), 4%,
           9/1/20 ^                       200,000     200,000

GEORGIA: 9.4%
Aaa   AA+  Georgia State, General Obligation, 7.7%,
           4/1/97                        300,000     306,177
VMIG1 nr Marietta Housing Authority, Multifamily Revenue (Falls at Bells Ferry) (LOC - Guardian S&L, Houston), 3.55%,
           1/15/09 ^                     400,000     400,000

LOUISIANA: 13.5%
VMIG1 AAA  Louisiana Public Facilities Authority, Hospital Revenue
           (Willis-Knighton) (AMBAC Insured), 3.8%,
           9/1/23 ^                      300,000     300,000
#AAA  A-   Louisiana State, General Obligation, 7%,
           8/1/97                        300,000     313,416
VMIG1 A-1+ New Orleans Aviation Board, Airport Revenue (LOC - Credit
           Local de France)(MBIA Insured), 3.7%,
           8/1/16 ^                      400,000     400,000

MINNESOTA: 2.7%
VMIG1 A-1+ Minneapolis and St. Paul Housing and Redevelopment Authority,
           Health Care Revenue (Childrens Health Care) (FSA Insured),
           4.05%, 8/15/25 ^              200,000     200,000

MISSOURI: 8.1%
VMIG1 nr   Columbia Special Obligation (LOC - Toronto Dominion Bank),
           3.85%, 6/1/08 ^               300,000     300,000
Aaa  AAA   Missouri State, General Obligation (Third State Building),
           6.3%, 8/1/97                  300,000     306,369

NEBRASKA: 5.3%
VMIG1 AAA  Nebraska Higher Education Loan Program, Student Loan Revenue
         (MBIA Insured), 3.9%, 12/1/15 ^ 400,000     400,000

NEW MEXICO: 5.3%
VMIG1 nr  Santa Fe, Single-Family Mortgage Revenue (GNMA/FNMA
          Collateralized), 4%, 11/15/96  400,000     400,140

NORTH CAROLINA: 11.3%
VMIG1 A-1+ Greensboro, General Obligation (LOC - Wachovia Bank), 3.8%,
           4/1/07 ^                      300,000     300,000
VMIG1 A-2  North Carolina Medical Care Commission, Hospital Revenue
           (MBIA Insured), 3.9%, 12/1/25 ^300,000    300,000
VMIG1 nr University of North Carolina, University Revenue (Kenan Memorial Stadium) (LOC - Wachovia Bank and Trust), 3.65%,
           11/1/07 ^                      250,000    250,000

SOUTH CAROLINA: 5.4%
Aaa  AAA  South Carolina, General Obligation, 6.5%,
          2/1/97                          400,000    403,908

TEXAS: 14.7%
Aaa  AAA  El Paso Independent School District, General Obligation (AMBAC
          Insured), 9.25%, 7/1/97         115,000    119,420
Aaa  AAA  Irving, General Obligation, 4%,
          3/15/97                         180,000    180,311
VMIG1 A-1+ Port Development Corporation, Marine Terminal Revenue (Stolt
           Terminals) (LOC - Credit Suisse, N.Y.), 3.8%,
           1/15/14 ^                      400,000    400,000
nr   A-1+ San Antonio Housing Finance Corporation (Cape Cod Apartments)
          (LOC - Landesbank Hessen, N.Y.) (AMT), 3.9%,
          6/1/20 ^                        400,000    400,000

UTAH: 5.3%
VMIG1 A-1+ Salt Lake City, Airport Revenue (LOC - Credit Suisse, N.Y.)
          (AMT), 3.9%, 6/1/98 ^           400,000    400,000

VIRGINIA: 5.7%
Aaa  AAA  Fairfax County, General Obligation, 6.3%,
          11/1/96                         125,000    125,278
VMIG1 nr Henrico County, Industrial Development Revenue (Hermitage Project) (LOC - Nationsbank of Virginia), 4.1%,
          5/1/24 ^                        300,000    300,000

WASHINGTON: 4.6%
nr   A-1+ Port Kalama, Port Facilities Revenue (Conagra) (LOC - Morgan
          Guaranty Trust), 3.8%, 1/1/04 ^  45,000     45,000
nr   A-1+ Washington State Housing Finance Commission, Multifamily
          Mortgage Revenue (LOC - Pacific First Federal Savings), 3.9%,
          7/1/20 ^                        300,000    300,000

TOTAL INVESTMENTS (Cost $7,250,165)=               7,250,019
* Unaudited

= Aggregate cost and net unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:

                                                                             Money
                 Arizona     Maryland    Missouri    Virginia    National    Market
                 Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio

Aggregate cost   $8,485,874  $1,930,259  $10,777,027 $31,701,020 $28,466,882 $7,250,165

Gross unrealized
 appreciation       409,745      42,181      342,094   1,092,065     925,445        315
Gross unrealized
 depreciation        81,682       3,659       37,233      88,510     117,202        461
Net unrealized
 appreciation
 (depreciation)     328,063      38,522      304,861   1,003,555     808,243       (146)

^ Security has a variable coupon rate and is subject to a demand feature before final maturity. Coupon rate as of September 30, 1996

#Aaa  Refunded Bonds

AMBAC American Municipal Bond Assurance Corporation

AMT Subject to Alternative Minimum Tax

FGIC  Financial Guaranty Insurance Company

FHA Federal Housing Administration

FNMA  Federal National Mortgage Association

FSA Federal Security Assistance

GNMA Government National Mortgage Association

LOC Letter of Credit

MBIA Municipal Bond Investors Assurance Corporation

Moody's Moody's Investors Service, Inc.

nr Not rated

PSFG Permanent School Fund Guaranty

S&P  Standard & Poor's Corporation

The Notes to Financial Statements are an integral part of these statements.

Statements of Assets and Liabilities
September 30, 1996

                                                                             Money
                 Arizona     Maryland    Missouri    Virginia    National    Market
                 Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
ASSETS
Investments, at
 cost            $8,485,874  1,930,259   10,777,027  31,701,020  28,466,882  7,250,165

Investments, at
 value (Note 1)  $8,813,937  1,968,781   11,081,888  32,704,575  29,275,125  7,250,019
Cash                120,021     42,176      145,689      90,609     101,087    192,570
Receivables
 Investment
 securities sold       --         --           --       510,000     527,933      5,000
 Interest           141,109     31,781      159,246     583,463     388,688     53,171
 Capital shares
   sold                --         --           --          --         7,006         15
 Share subscriptions
 receivable (Note 1)  --         --            --        14,828       2,948     11,074
Other assets          --         --            --           196         --         --

Total assets      9,075,067  2,042,738   11,386,823  33,903,671  30,302,787  7,511,849

LIABILITIES
Payables
Investment securities
 purchased           --         --           --         527,933   1,004,375       --
Dividends             9,136       797         5,710      16,711       9,129        597
Capital shares
 redeemed              --          --           --        4,195         120        887
Shares reserved for
 subscription (Note 1) --          --           --       14,828       2,948     11,074
Other liabilities      --          --             6          56          78         23

Total liabilities     9,136       797         5,716     563,723   1,016,650     12,581

NET ASSETS
 (Note 4)        $9,065,931 $2,041,941  $11,381,107 $33,339,948 $29,286,137 $7,499,268

CAPITAL SHARES
 OUTSTANDING        892,965    210,199    1,113,597   2,974,270   2,847,239  7,499,585

NET ASSET VALUE
 PER SHARE         $10.153      $9.714      $10.220     $11.209     $10.286     $1.000

Statements of Operations
For the Year Ended September 30, 1996

                                                                                  Money
                      Arizona     Maryland    Missouri    Virginia    National    Market
                      Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
INVESTMENT INCOME (Note 1)
Interest income       $538,291    $138,941    $632,521    $1,950,978  $1,695,926  $282,893

EXPENSES (Notes 2 and 3)
Investment advisory fees59,352      16,332      71,065       213,357     192,643    41,488
Investment advisory fees
 waived by advisor        --       (15,118)        --           --          --        --
Custodian fees           3,009         828       3,574        10,739       9,698     2,627
Professional fees        8,159       3,781       8,691        22,233      20,564     7,352
Salaries and related
 expenses               28,026       7,832      33,404       100,190      88,091    24,653
Securities registration
 and blue sky expenses     614         784         933           431       5,067     3,499
Telephone expense        1,879         523       2,243         6,698       5,858     1,642
Data processing and office
 equipment expenses     12,614       7,025      13,464        36,993      30,852     8,417
Office and miscellaneous
 expenses                5,969       2,196       7,433        18,472      15,726     5,322
Depreciation and
 amortization              757         213         898         2,677       2,359       660
Reimbursement to previous
 advisor of expenses
 incurred in prior years 7,846       8,962      10,623          --          --          --
Fees paid indirectly    (3,890)     (1,950)     (5,811)       (9,211)     (8,318)   (5,654)
Expenses incurred and
 paid by advisor           --          --         --            --          --     (22,795)

Total expenses         124,335      31,408     146,517       402,579     362,540    67,211

NET INVESTMENT INCOME  413,956     107,533     486,004     1,548,399   1,333,386   215,682

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain
 (loss) on investments  67,565     (13,070)     60,309       394,667     139,533      --
Net unrealized appreciation
 (depreciation) of
 investments           (20,919)      2,576      41,399      (128,139)    106,127       414

NET GAIN (LOSS) ON
 INVESTMENTS            46,646     (10,494)    101,708       266,528     245,660       414

TOTAL INCREASE IN NET ASSETS
 RESULTING FROM
 OPERATIONS           $460,602     $97,039    $587,712    $1,814,927  $1,579,046  $216,096

The Notes to Financial Statements are an integral part of these statements.

Statements of Changes in Net Assets
For the Years Ended September 30

                 Arizona Portfolio       Maryland Portfolio      Missouri Portfolio
                 1996        1995        1996        1995        1996        1995
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

Net investment
 income          413,956     465,682     107,533     131,139     486,004     492,896
Net realized gain
 (loss) on
 investments      67,565    (270,014)    (13,070)    (30,774)     60,309    (116,168)
Net unrealized appreciation
 (depreciation) of
 investments     (20,919)    636,688       2,576     153,130      41,399     537,355
Total increase in net assets resulting
 from operations 460,602     832,356      97,039     253,495     587,712     914,083

DISTRIBUTIONS TO SHAREHOLDERS

Net investment
 income        (413,956)    (465,682)   (107,533)   (131,139)   (486,004)   (492,896)

CAPITAL SHARE TRANSACTIONS
(Note 6)       (989,440)  (2,172,806)   (827,686)   (324,850)   (114,267)   (517,675)

TOTAL DECREASE IN
 NET ASSETS    (942,794) (1,806,132)    (838,180)   (202,494)    (12,559)    (96,488)

NET ASSETS
Beginning of
 period      10,008,725  11,814,857    2,880,121   3,082,615  11,393,666  11,490,154
End of period 9,065,931  10,008,725    2,041,941   2,880,121  11,381,107  11,393,666

                 Virginia Portfolio      National Portfolio      Money Market Portfolio
                 1996        1995        1996        1995        1996        1995
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

Net investment
 income          1,548,399   1,560,008   1,333,386   1,460,221     215,682     255,743
Net realized gain (loss)
 on investments    394,667    (335,404)    139,533    (565,552)      --         --
Net unrealized appreciation
 (depreciation) of
 investments      (128,139)  1,732,461     106,127   1,689,690         414       2,310
Total increase in net assets resulting
 from operations 1,814,927   2,957,065   1,579,046   2,584,359     216,096     258,053

DISTRIBUTIONS TO SHAREHOLDERS

Net investment
 income         (1,548,399) (1,560,008) (1,333,386) (1,460,221)   (215,787)   (255,638)

CAPITAL SHARE TRANSACTIONS
(Note 6)          (748,933) (3,124,224) (3,693,916) (2,461,944)   (955,285)   (464,511)

TOTAL DECREASE IN
 NET ASSETS       (482,405) (1,727,167) (3,448,256) (1,337,806)   (954,976)   (462,096)

NET ASSETS
Beginning of
 period         33,822,353  35,549,520  32,734,393  34,072,199   8,454,244   8,916,340
End of period   33,339,948  33,822,353  29,286,137  32,734,393   7,499,268   8,454,244

The Notes to Financial Statements are an integral part of these statements.

Financial Highlights
Selected data for a share outstanding throughout each period:

Arizona Portfolio

              Years ended September 30,
              1996#  1995   1994   1993   1992   1991
Net asset
value
beginning
of period    $10.113  9.706 11.208 10.568 10.187  9.703

Net
investment
income        $0.444  0.440  0.436  0.490  0.528  0.569

Net
realized &
unrealized
gains
(losses) on
securities    $0.040  0.407 (1.102) 0.786  0.434  0.484

Total from
investment
operations    $0.484  0.847 (0.666) 1.276  0.962  1.053

Distributions
from net
investment
income       $(0.444)(0.440)(0.436)(0.490)(0.528)(0.569)

Distributions
from capital
gains        $  --     --   (0.400)(0.146)(0.053)  --

Total
Distributions$(0.444)(0.440)(0.836)(0.636)(0.581)(0.569)

Net asset
value end
of period    $10.153 10.113  9.706 11.208 10.568 10.187

Total
Return        4.85%   8.95% (6.20)%12.57%  9.74% 11.11%

Net assets
at end of
period
(thousands)  $ 9,066 10,009 11,815 15,471 11,911  8,061

Ratio of
expenses to
average net
assets***     1.35%   1.31%  1.29%  1.23%  1.15%  0.47%

Net
investment
income to
average
net assets     4.35%  4.48%  4.23%  4.54%  5.14%  5.61%

Portfolio
turnover         9%    24%    67%    63%    23%    57%


Maryland Portfolio

              Years ended September 30,
              1996#  1995   1994   1993*

Net asset
value
beginning
of period    $ 9.738  9.323 10.441 10.000

Net
investment
income       $ 0.405  0.418  0.455  0.274

Net
realized &
unrealized
gains
(losses) on
securities   $(0.024) 0.415 (1.102) 0.441

Total from
investment
operations    $0.381  0.833 (0.647) 0.715

Distributions
from net
investment
income       $(0.405)(0.418)(0.455)(0.274)

Distributions
from capital
gains        $  --     --   (0.016)  --

Total
Distributions$(0.405)(0.418)(0.471)(0.274)

Net asset
value end
of period    $ 9.714  9.738  9.323 10.441

Total
Return        3.96%   9.17% (6.33)%11.91%**

Net assets
at end of
period
(thousands)   $2,042  2,880  3,083  3,377

Ratio of
expenses to
average net
assets***     1.28%   0.87%  0.64%  0.20%**

Net
investment
income to
average
net assets    4.12%   4.42%  4.60%  4.72%**

Portfolio
turnover        21%     9%    78%    35%

* For the period from February 10, 1993 (inception) to September 30, 1993.

Missouri Portfolio


               Years ended September 30,
              1996#  1995   1994   1993   1992   1991
Net asset
value
beginning
of period    $10.113  9.728 11.173 10.468 10.117  9.684

Net
investment
income        $0.438  0.436  0.437  0.494  0.514  0.585

Net
realized &
unrealized
gains
(losses) on
securities    $0.087  0.405 (1.058) 0.726  0.377  0.433

Total from
investment
operations    $0.525  0.841 (0.621) 1.220  0.891  1.018

Distributions
from net
investment
income       $(0.438)(0.436)(0.437)(0.494)(0.514)(0.585)

Distributions
from capital
gains        $  --     --   (0.387)(0.021)(0.026)  --

Total
Distributions$(0.438)(0.436)(0.824)(0.515)(0.540)(0.585)

Net asset
value end
of period    $10.220 10.133  9.728 11.173 10.468 10.117

Total
Return        5.24%   8.87% (5.80)%11.98%  9.06% 10.80%

Net assets
at end of
period
(thousands)  $11,381 11,394 11,490 14,001 11,023  7,227

Ratio of
expenses to
average net
assets***     1.34%   1.31%  1.29%  1.23%  1.18%  0.45%

Net
investment
income to
average
net assets     4.27%  4.43%  4.23%  4.59%  5.05%  5.85%

Portfolio
turnover        21%    16%    52%    65%     8%    33%


Virginia  Portfolio


              Years ended September 30,
              1996#  1995   1994   1993   1992   1991
Net asset
value
beginning
of period    $11.115 10.631 12.372 11.621 11.351 10.832

Net
investment
income       $ 0.508  0.503  0.479  0.569  0.592  0.609

Net
realized &
unrealized
gains
(losses) on
securities    $0.094  0.484 (1.146) 0.871  0.387  0.519

Total from
investment
operations    $0.602  0.987 (0.667) 1.440  0.979  1.128

Distributions
from net
investment
income       $(0.508)(0.503)(0.479)(0.569)(0.592)(0.609)

Distributions
from capital
gains        $  --     --   (0.595)(0.120)(0.117)  --

Total
Distributions$(0.508)(0.503)(1.074)(0.689)(0.709)(0.609)

Net asset
value end
of period    $11.209 11.115 10.631 12.372 11.621 11.351

Total
Return        5.50%   9.54% (5.67)%12.85%  8.92% 10.66%

Net assets
at end of
period
(thousands)  $33,340 33,822 35,550 44,092 37,421 30,696

Ratio of
expenses to
average net
assets***     1.20%   1.14%  1.18%  1.10%  1.13%  1.18%

Net
investment
income to
average
net assets    4.53%   4.68%  4.23%  4.80%  5.20%  5.47%

Portfolio
turnover        28%    55%   104%    80%    74%    73%


National Portfolio*


              Years ended September 30,
              1996#  1995   1994   1993   1992   1991

Net asset
value
beginning
of period    $10.211  9.851 11.910 11.329 10.794 10.364

Net
investment
income       $ 0.446  0.446  0.420  0.550  0.605  0.632

Net
realized &
unrealized
gains
(losses) on
securities    $0.075  0.360 (1.122) 0.793  0.535  0.430

Total from
investment
operations    $0.521  0.806 (0.702) 1.343  1.140  1.062

Distributions
from net
investment
income       $(0.446)(0.446)(0.420)(0.550)(0.605)(0.632)(0.693)(0.728)

Distributions
from capital
gains        $  --     --   (0.937)(0.212)  --     --

Total
Distributions$(0.446)(0.446)(1.357)(0.762)(0.605)(0.632)

Net asset
value end
of period    $10.286 10.211  9.851 11.910 11.329 10.794

Total
Return        5.17%   8.40% (6.25)%12.44% 10.83% 10.50%

Net assets
at end of
period
(thousands)  $29,286 32,734 34,072 42,483 41,273 40,352

Ratio of
expenses to
average net
assets***     1.20%   1.18%  1.23%  1.10%  1.17%  1.24%

Net
investment
income to
average
net assets    4.32%   4.49%  3.98%  4.83%  5.47%  5.95%

Portfolio
turnover        39%    56%   175%   212%   114%    91%


Money Market Portfolio


              Years ended September 30,
              1996#  1995   1994   1993   1992   1991

Net asset
value
beginning
of period    $ 1.000  1.000  1.000  1.000  1.000  1.000

Net
investment
income       $ 0.026  0.028  0.015  0.020  0.030  0.040

Net
realized &
unrealized
gains
(losses) on
securities    $ --     --     --     --     --     --

Total from
investment
operations    $ 0.026  0.028  0.015  0.020  0.030  0.040

Distributions
from net
investment
income       $(0.026)(0.028)(0.015)(0.020)(0.030)(0.040)(0.050)(0.050)

Distributions
from capital
gains        $ --     --     --     --     --     --

Total
distributions$(0.026)(0.028)(0.015)(0.020)(0.030)(0.040)

Net asset
value end
of period    $ 1.000  1.000  1.000  1.000  1.000  1.000

Total
Return         2.63%  2.87%  1.56%  1.53%  2.57%  4.13%

Net assets
at end of
period
(thousands)   $7,499  8,454  8,916 13,391 14,861 17,844

Ratio of
expenses to
average net
assets***     0.88%   0.81%  0.81%  0.81%  0.83%  0.81%

Net
investment
income to
average
net assets    2.59%   2.83%  1.52%  1.52%  2.55%  4.12%

Portfolio
turnover       --     --     --     --     --     --


**Annualized
***For the year ended September 30, 1996, ratio reflects fees paid indirectly (Note 3).
# Effective July 31, 1996, the investment advisory services transferred to Bankers Finance Advisors, LLC from Bankers Finance Investment
Management Corp. (See Note 2).
The Notes to Financial Statements are an integral part of these statements.

GIT Tax-Free Trust
Notes to Financial Statements
September 30, 1996
1. Summary of Significant Accounting Policies. GIT Tax-Free Trust (the
"Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust maintains six separate portfolios which invest principally in securities exempt from federal income taxes, commonly known as "municipal" securities. The Arizona, Maryland, Missouri and Virginia Portfolios (the "State Portfolios") invest solely in securities exempt from both federal and state income taxes in their respective states. The National Portfolio (High Yield
Portfolio prior to February 1, 1993) seeks higher yields and invests in long-term securities. The Money Market Portfolio invests in short-term securities and is priced according to the "penny rounding" method whereby the share price is rounded to the nearest cent to maintain a stable share price of $1.00. The State and National Portfolios' price per share fluctuates with the market value of the respective underlying portfolio of securities.

Securities Valuation: Securities having maturities of 60 days or less are valued at amortized cost, which approximates market value.
Securities having longer maturities, for which market quotations are readily available are valued at the mean between their bid and asked prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the trustees. Investment transactions are recorded on the trade date.
The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income: Interest income, net of amortization of premium and original issue discount, and other income (if any) is accrued as earned.

Dividends: Net investment income, determined as gross investment income less expenses, is declared as a regular dividend each business day.
Dividends are distributed to shareholders or reinvested in additional shares as of the close of business at the end of each month. Capital gain dividends, if any, are declared and paid annually in December.
Additional distributions may be made if necessary.

Income Tax: In accordance with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, all taxable income, if any, of each portfolio is distributed to its shareholders, and therefore, no federal income tax provision is required. As of September 30, 1996, capital loss carryovers available to offset future capital gains for federal income tax purposes were $516,865 for the Arizona Portfolio; $197,137 for the Maryland Portfolio;
$280,491 for the Missouri Portfolio; $1,064,123 for the Virginia
Portfolio; and $2,116,971 for the National Portfolio. The preceding carryovers expire from September 30, 2003 through September 30, 2004.
As of September 30, 1996, the capital loss carryover available for the Money Market Portfolio is $114, which expires September 30, 1998.

Share Subscriptions: Shares purchased by check or otherwise not paid for in immediately available funds are accounted for as share subscriptions receivable and shares reserved for subscriptions.

Use of Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period.
Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Trust, Bankers Finance Advisors, LLC ("the
Advisor"), earns an advisory fee equal to 0.625% per annum of the average net assets of the State and National Portfolios and 0.5% per annum of the average net assets of the Money Market Portfolio; the fees are accrued daily and are paid monthly. The Advisory Agreement between each Trust's portfolio and the Advisor was approved at the special meeting of the Trust's shareholders on July 29, 1996. The Advisor purchased the investment management assets of Bankers Finance Investment
Management Corp. ("BFIMC"), the Trust's previous investment advisor, effective July 31, 1996. For the year ended September 30, 1996, the
Advisor and BFIMC waived $15,118 of advisory fees for the Maryland
Portfolio.

The Advisor is responsible for the fees and expenses of trustees who are affiliated with the Advisor, the rent expense of the Trust's principal executive office premises and certain promotional expenses. For the year ended September 30, 1996, outside trustee fees were $2,000 for each portfolio.

3.  Other Expenses.  With the exception of certain expenses of the Trust payable by it directly, all support services are provided to the Trust under a services agreement between the Trust and the Advisor, pursuant to which such services are provided for amounts not exceeding the cost to the Advisor.  Common expenses incurred by the Trust, Government
Investors Trust, GIT Income Trust and GIT Equity Trust ("the Trusts")
are allocated based on the ratio of net assets of each portfolio to the
combined net assets of the Trusts.   For the year ended September 30,
1996, expenses of $64,983 for the Arizona Portfolio; $30,194 for the
Maryland Portfolio; $75,452 for the Missouri Portfolio; $189,222 for the
Virginia Portfolio; $169,897 for the National Portfolio; and $25,723 for
the Money Market Portfolio have been reimbursed under the Services
Agreement. Included in these amounts are expenses  incurred by the Trust prior to September 30, 1995, then reimbursed to BFIMC, the previous advisor, between September 30, 1995 and July 31, 1996. As of July 31,
1996, the Advisor has discontinued the practice of billing expenses incurred in prior years. To the extent the Trust had incurred expenses for which BFIMC  was not reimbursed as of July 31, 1996, such expenses from prior years will not be billed to the Trust by the Advisor. For the year ended September 30, 1996 the Advisor and BFIMC incurred expenses of
$22,795 on behalf of the Money Market Portfolio, the billing of which has been waived.

Fees are reduced under an expense offset arrangement with the Trust's
Custodian. The amount of the expense offset for the year ended September
30, 1996 was $3,890 for the Arizona Portfolio;  $1,950 for the Maryland
Portfolio; $5,811 for the Missouri Portfolio; $9,211 for the Virginia
Portfolio; $8,318 for the National Portfolio; and $5,654 for the Money
Market Portfolio.

Had the billing of advisory fees or expenses not been waived for the Maryland Portfolio and Money Market Portfolio, the ratios of expenses and net investment income to average net assets would have been:

                                    Ratio of    Ratio of
                                    expense to  net investment
                      Year ended    average net income to average
                      September 30  assets****  net assets
Maryland Portfolio*** 1996          1.86%       3.54%
                      1995          1.50        3.80
                      1994          1.34        3.90
                      1993**        1.74*       3.18*

Money Market Portfolio1996          1.15%       2.32%
                      1995          1.07        2.56
                      1994          1.02        1.31
                      1993          1.03        1.30
                      1992          1.02        2.36

*Annualized
**For the period from February 10, 1993 (inception) to September 30, 1993
***For the periods ended September 30, 1994 and 1993, ratios include expenses of which the billing had been deferred.
****For the year ended September 30, 1996, the ratio reflects fees paid indirectly.

4.  Net Assets.  At September 30, 1996, net assets included the following:

                                                                                  Money
                      Arizona     Maryland    Missouri    Virginia    National    Market
                      Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
Net paid in capital
 on shares of
 beneficial interest  $9,254,733  $2,200,556  $11,356,737 $33,400,516 $30,594,865 $7,499,528

Accumulated net
 realized losses        (516,865)   (197,137)    (280,491) (1,064,123) (2,116,971)    (114)

Net unrealized appreciation (depreciation)
 of investments          328,063      38,522      304,861   1,003,555     808,243     (146)

Total net assets       9,065,931   2,041,941   11,381,107  33,339,948  29,286,137 7,499,268

5. Investment Transactions. Purchases and sales of securities other than short-term securities, for the year ended September 30, 1996, were as follows:

                      Arizona     Maryland    Missouri    Virginia    National
                      Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
Purchases             $814,836    $514,029    $2,326,148  $9,445,069  $11,561,870

Sales                1,612,483   1,256,651     2,489,871  10,625,317   14,676,668

6. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares for the years ended September 30 were as follows:

                 Arizona Portfolio       Maryland Portfolio      Missouri Portfolio
                 1996        1995        1996        1995        1996        1995
In Dollars
Shares sold      757,915     1,043,837    652,771     839,221    1,076,024   1,645,931
Shares issued in reinvestment
  of dividends   294,581       325,705     95,818     122,234      410,156     408,754
Total shares
 issued        1,052,496     1,369,542    748,589     961,455    1,486,180   2,054,685
Shares
 redeemed     (2,041,936)   (3,542,348)(1,576,275) (1,286,305)  (1,600,447) (2,572,360)
Net decrease    (989,440)   (2,172,806)  (827,686)   (324,850)    (114,267)   (517,675)

In Shares
Shares sold       74,043       105,634     66,623      89,232      105,022     166,322
Shares issued in reinvestment
 of dividends     28,857        33,184      9,798      12,957       39,955      41,558
Total shares
 issued          102,900       138,818     76,421     102,189      144,976     207,880
Shares redeemed (199,582)     (366,427)  (161,971)   (137,100)    (155,774)   (264,672)
Net decrease     (96,682)     (227,609)   (85,550)    (34,911)     (10,797)    (56,792)

                 Virginia Portfolio      National Portfolio      Money Market Portfolio
                 1996        1995        1996        1995        1996        1995
In Dollars
Shares sold      $4,310,056  $4,967,609  $2,853,531  $3,422,847  $6,433,272  $8,322,074
Shares issued in reinvestment
 of dividends     1,325,938   1,335,773   1,210,230   1,307,981     206,235     244,526
Total shares
 issued           5,635,994   6,303,382   4,063,761   4,730,828   6,639,507   8,566,600
Shares redeemed  (6,384,927) (9,427,606) (7,757,677) (7,192,772) (7,594,792) (9,031,111)
Net decrease       (748,933) (3,124,224) (3,693,916) (2,461,944)   (955,285)   (464,511)

In Shares
Shares sold         383,786     463,732     276,849     344,542   6,433,272   8,322,074
Shares issued in reinvestment
 of dividends       118,040     124,012     117,257     131,677     206,235     244,526
Total shares issued 501,826     587,744     394,106     476,219   6,639,507   8,566,600
Shares redeemed    (570,610)   (888,537)   (752,707)   (729,127) (7,594,792) (9,031,111)
Net decrease        (68,784)   (300,793)   (358,601)   (252,908)   (955,285)   (464,511)

GIT Tax-Free Trust
Special Information
September 30, 1996
(Unaudited)
Pursuant to Section 852 of the Internal Revenue Code of 1986, the following are designated as tax-exempt dividends: $413,956 for the Arizona Portfolio; $107,533 for the Maryland Portfolio; $486,004 for the Missouri Portfolio; $1,548,399 for the Virginia Portfolio; $1,333,386 for the National Portfolio; and $215,787 for the Money Market Portfolio.

In January 1997, shareholders of the Tax-Free Trust will receive Federal income tax information on all distributions paid to their accounts in calendar year 1996, including any distributions paid between September 30, 1996 and December 31, 1996.

A special meeting of the Trust's shareholders was held on July 29, 1996. The following shares were voted at the meeting:

1.  Approval of an advisory agreement with Bankers
Finance Advisors, LLC/Madison Investment Advisors, Inc.

                            Shares
                            Outstanding   For      Against  Abstain

Arizona Portfolio           907,881       596,357   38,463   19,716
Maryland Portfolio          268,539       163,845      522    8,037
Missouri Portfolio        1,099,684       665,410   65,036   24,445
Virginia Portfolio        3,031,822     1,498,903   38,351   46,335
National Portfolio        2,891,976     1,485,864   39,793   48,126
Money Market Portfolio    8,085,497     3,806,092  542,850  783,260

2.  Election of Trustees (16,285,399 shares outstanding)

                         For       Withhold Authority

Frank E. Burgess         9,184,315     687,097
James R. Imhoff, Jr.     9,196,614     674,798
Thomas S. Kleppe         9,177,995     693,417
Lorence D. Wheeler       9,199,287     672,125

3.  To ratify the selection of Ernst & Young LLP as independent auditors of the Trust for the year ending September 30, 1996
(16,285,399 shares outstanding):  For:  8,896,463
Against:  167,225  Abstain:  807,719

This page was left blank intentionally.

Telephone Numbers

Shareholder Service
  Washington, DC area: 703/528-6500
  Toll-free nationwide: 800/336-3063

24-Hour ACCESS
  Toll-free nationwide: 800/448-4422

The GIT Family of Mutual Funds

GIT Equity Trust
  Special Growth Portfolio
  Select Growth Portfolio
  Equity Income Portfolio
  Worldwide Growth Portfolio

GIT Income Trust
  Maximum Income Portfolio
  Government Portfolio

GIT Tax-Free Trust
  Arizona Portfolio
  Maryland Portfolio
  Missouri Portfolio
  Virginia Portfolio
  National Portfolio
  Money Market Portfolio

Government Investors Trust

For more complete information on any GIT Investment Fund, including charges and expenses, request a prospectus by calling the numbers above. Read it carefully before you invest or send money.

GIT
GIT Investment Funds
1655 Fort Myer Drive
Arlington Virginia 22209
http://www.gitfunds.com